UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 40.0%
Banco del Estado de Chile/NY
0.370%, 04/01/2016	$25,000	$25,000
0.360%, 04/04/2016	50,000	50,000
0.580%, 06/16/2016	50,000	50,000
0.693%, 08/31/2016 Δ	50,000	50,000
Bank of Montreal/Chicago
0.623%, 04/25/2016 Δ	25,000	25,000
0.633%, 04/25/2016 Δ	25,000	25,000
0.638%, 05/13/2016 Δ	40,000	40,003
0.682%, 07/21/2016 Δ	35,000	35,000
0.673%, 07/25/2016 Δ	20,000	20,000
Bank of Nova Scotia/Houston
0.640%, 06/28/2016 Δ	55,000	55,000
0.760%, 08/31/2016 Δ	50,000	50,000
0.770%, 08/31/2016 Δ	75,000	75,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.480%, 04/01/2016	20,000	20,000
BNP Paribas/Chicago
0.360%, 04/05/2016	170,000	170,000
BNP Paribas/NY
0.658%, 04/13/2016 Δ	30,000	30,000
Canadian Imperial Bank of Commerce/NY
0.580%, 04/13/2016 Δ	60,000	60,000
0.610%, 05/19/2016 Δ	15,000	15,000
0.720%, 08/31/2016 Δ	60,000	60,000
0.650%, 09/16/2016 Δ	45,750	45,750
Credit Suisse AG/NY
0.703%, 04/25/2016 Δ	10,000	10,000
0.718%, 06/01/2016 Δ	50,000	50,000
0.650%, 06/03/2016	40,000	40,000
Dnb NOR Bank ASA/NY
0.774%, 08/31/2016 Δ	60,000	60,000
DZ Bank/NY
0.680%, 06/20/2016	50,000	50,000
0.680%, 06/24/2016	25,000	25,000
HSBC Bank USA
0.620%, 04/05/2016 Δ	50,000	50,000
Lloyds Bank PLC/NY
0.640%, 06/17/2016	50,000	50,000
0.788%, 08/31/2016 Δ	60,000	60,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.650%, 04/18/2016 Δ	60,000	60,000
0.783%, 08/31/2016 Δ	60,000	60,000
Nordea Bank Finland Plc/NY
0.658%, 08/12/2016 Δ	25,000	25,000
Rabobank Nederland NV/NY
0.603%, 04/25/2016 Δ	40,000	40,000
0.794%, 08/31/2016 Δ	50,000	50,000
Royal Bank of Canada/NY
0.772%, 11/03/2016 Δ	58,500	58,500
Skandinaviska Enskilda Banken AB/NY
0.784%, 08/31/2016 Δ	60,000	60,000
Societe Generale/New York Branch
0.640%, 04/01/2016	15,000	15,000

DESCRIPTION	PAR	VALUE >
State Street Bank & Trust
0.642%, 05/20/2016 Δ	50,000	50,008
Sumitomo Mitsui Banking Corp/NY
0.350%, 04/04/2016	75,000	75,000
0.670%, 04/04/2016	6,000	6,000
0.693%, 05/27/2016 Δ	40,000	40,001
0.658%, 06/22/2016 Δ	50,000	50,000
0.692%, 08/31/2016 Δ	30,000	30,000
Svenska Handelsbanken/NY
0.632%, 05/19/2016 Δ	49,000	49,006
Swedbank/NY
0.360%, 04/05/2016	140,000	140,000
Toronto-Dominion Bank/NY
0.598%, 04/01/2016 Δ	50,000	50,000
0.612%, 05/23/2016 Δ	35,000	35,000
0.588%, 06/08/2016 Δ	25,000	25,000
0.800%, 06/16/2016	18,000	18,009
UBS AG of Stamford
0.658%, 06/06/2016 Δ	40,000	40,000
Wells Fargo Bank
0.590%, 04/04/2016 Δ	30,000	30,000
0.460%, 04/15/2016	25,000	25,000
0.640%, 05/19/2016 Δ	22,000	22,003
0.640%, 05/27/2016 Δ	50,000	50,000
0.783%, 08/26/2016 Δ	30,000	30,011
Total Certificates of Deposit
(Cost $2,429,291)		2,429,291

Financial Company Commercial Paper - 11.6%
ANZ New Zealand Int’l/London
0.640%, 05/06/2016 Δ ■	50,000	50,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.370%, 04/04/2016 ʘ	90,000	89,997
Commonwealth Bank of Australia
0.552%, 04/13/2016 Δ ■	40,000	40,002
0.618%, 04/14/2016 Δ ■	25,000	25,000
0.558%, 04/29/2016 Δ ■	25,000	25,000
Credit Agricole Corporate & Investment Bank/NY
0.260%, 04/01/2016	25,000	25,000
Credit Suisse/NY
0.651%, 06/07/2016 ʘ	10,000	9,988
DNB Bank ASA
0.561%, 06/27/2016 ■ ʘ	20,375	20,347
HSBC Bank PLC
0.650%, 05/18/2016 Δ ■	29,000	29,000
0.740%, 09/16/2016 Δ ■	50,000	50,000
ING Funding LLC
0.601%, 06/24/2016 ʘ	25,000	24,965
JP Morgan Securities LLC
0.713%, 05/27/2016 Δ	25,000	25,000
Macquarie Bank LTD
0.620%, 04/06/2016 Δ ■	55,000	55,000
0.678%, 04/08/2016 Δ ■	45,000	45,001
0.631%, 06/17/2016 ■ ʘ	16,500	16,478
National Australia Bank
0.610%, 04/06/2016 Δ ■	50,000	50,000

DESCRIPTION	PAR	VALUE >
Suncorp Metway LTD
0.521%, 04/13/2016 ■ ʘ	25,000	24,996
0.531%, 04/14/2016 ■ ʘ	25,000	24,995
0.612%, 05/09/2016 ■ ʘ	10,000	9,994
0.671%, 06/08/2016 ■ ʘ	15,000	14,981
0.924%, 08/31/2016 ■ ʘ	45,000	44,825
Total Financial Company Commercial Paper
(Cost $700,569)		700,569

Asset Backed Commercial Paper ■ - 8.5%
Atlantic Asset Securitization Corp
0.611%, 05/11/2016 ʘ	10,000	9,993
0.558%, 07/22/2016 Δ	40,000	40,000
Barton Capital LLC
0.596%, 09/15/2016 Δ	60,000	60,000
Gotham Funding Corp
0.450%, 04/18/2016 ʘ	50,000	49,989
Jupiter Securitization Company LLC
0.662%, 07/20/2016 Δ	10,000	10,000
Liberty Street Funding LLC
0.581%, 06/14/2016 ʘ	25,000	24,970
Manhattan Asset Funding Co
0.470%, 04/21/2016 ʘ	26,000	25,993
0.520%, 05/10/2016 ʘ	44,350	44,325
Nieuw Amsterdam Rec
0.400%, 04/06/2016 ʘ	35,000	34,998
0.561%, 05/03/2016 ʘ	45,000	44,978
Old Line Funding LLC
0.632%, 06/13/2016 Δ	15,000	15,000
0.732%, 08/31/2016 Δ	75,000	75,000
Thunder Bay Funding LLC
0.693%, 06/29/2016 Δ	40,000	40,000
0.675%, 06/30/2016 Δ	40,000	40,000
Total Asset Backed Commercial Paper
(Cost $515,246)		515,246

Other Commercial Paper - 4.3%
Toyota Motor Credit Corp
0.460%, 05/16/2016 ■ ʘ	52,100	52,070
0.621%, 05/16/2016 Δ	50,000	50,000
0.581%, 06/15/2016 ■ ʘ	35,000	34,958
0.622%, 06/20/2016 Δ	30,000	30,000
0.660%, 07/01/2016 Δ	30,000	30,000
0.692%, 08/31/2016 Δ	65,000	65,000
Total Other Commercial Paper
(Cost $262,028)		262,028

Other Notes - 4.0%
Apple Inc
0.669%, 05/03/2016 Δ	11,025	11,027
GE Capital International Funding Company
0.964%, 04/15/2016 ■	19,608	19,611
JP Morgan Chase Bank
0.781%, 10/21/2016 Δ	25,000	24,994
Svenska Handelsbanken AB
0.626%, 05/13/2016 Δ ■	35,000	35,000
0.872%, 12/02/2016 Δ	54,250	54,248
Wells Fargo Bank
0.682%, 08/19/2016 Δ	47,000	47,000

DESCRIPTION	PAR	VALUE >
Westpac Banking Corp
0.925%, 12/01/2016 Δ ■	53,250	53,250
Total Other Notes
(Cost $245,130)		245,130

Variable Rate Demand Note Δ - 0.4%
The Smithsonian Institution
0.480%, 04/07/2016	22,500	22,500
(Cost $22,500)

Government Agency Repurchase Agreements - 11.5%
Bank of Nova Scotia/NY
0.320%, dated 03/31/2016, matures 04/01/2016, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
BNP Paribas Securities Corp
0.310%, dated 03/31/2016, matures 04/01/2016, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
Societe Generale/New York Branch
0.340%, dated 03/31/2016, matures 04/01/2016, repurchase price $400,004 (collateralized by various government agency obligations: Total market value $408,000)	400,000	400,000
Total Government Agency Repurchase Agreements
(Cost $700,000)		700,000

Treasury Repurchase Agreements - 9.6%
BNP Paribas Securities Corp
0.300%, dated 03/31/2016, matures 04/01/2016, repurchase price $30,100 (collateralized by U.S. Treasury obligations: Total market value $30,702)	30,100	30,100
Federal Reserve Bank of New York
0.250%, dated 03/31/2016, matures 04/01/2016, repurchase price $550,004 (collateralized by U.S. Treasury obligations: Total market value $550,004)	550,000	550,000
Total Treasury Repurchase Agreements
(Cost $580,100)		580,100

Other Repurchase Agreements - 6.5%
BNP Paribas Securities Corp
0.400%, dated 03/31/2016, matures 05/05/2016, repurchase price $40,016 (collateralized by various securities: Total market value $42,000) ∞	40,000	40,000
HSBC Securities (USA) Inc
0.350%, dated 03/31/2016, matures 04/01/2016, repurchase price $65,001 (collateralized by various securities: Total market value $68,251)	65,000	65,000
ING Financial Markets LLC
0.350%, dated 03/31/2016, matures 04/01/2016, repurchase price $130,001 (collateralized by various securities: Total market value $136,502)	130,000	130,000
JP Morgan Securities LLC
0.560%, dated 03/31/2016, matures 05/05/2016, repurchase price $100,054 (collateralized by various securities: Total market value $105,005) ∞	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.500%, dated 10/29/2015, matures 05/05/2016, repurchase price $60,158 (collateralized by various securities: Total market value $63,390) ∞	60,000	60,000
Total Other Repurchase Agreements
(Cost $395,000)		395,000

Investment Companies Ω - 3.6%	SHARES
DWS Money Market Series Fund, Institutional Shares, 0.370%	20,958,808	20,959
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.437%	98,917,768	98,918
JPMorgan Prime Money Market Fund, Institutional Shares, 0.418%	98,140,686	98,140
Total Investment Companies
(Cost $218,017)		218,017

Total Investments ▲ - 100.0%
(Cost $6,067,881)		6,067,881
Other Assets and Liabilities, Net - 0.0%		(1,557)
Total Net Assets - 100.0%		$6,066,324

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2016.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of March 31, 2016, the value of these investments was $1,235,754 or 20.4% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of March 31, 2016, the value of these investments was $200,000 or 3.3% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2016.

▲	On March 31, 2016, the cost of investments for federal income tax purposes was approximately $6,067,881. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, are both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 are those instruments valued pursuant to Rule 2a-7 at amortized cost which approximates the fair value of a security.

Level 3 - Significant unobservable inputs (including a portfolio's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the portfolio's board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of March 31, 2016 the portfolio's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,429,291	$—	$2,429,291
Financial Company Commercial Paper	—	700,569	—	700,569
Government Agency Repurchase Agreements	—	700,000	—	700,000
Treasury Repurchase Agreements	—	580,100	—	580,100
Asset Backed Commercial Paper	—	515,246	—	515,246
Other Repurchase Agreements	—	395,000	—	395,000
Other Commercial Paper	—	262,028	—	262,028
Other Notes	—	245,130	—	245,130
Variable Rate Demand Note	—	22,500	—	22,500
Investment Companies	218,017	—	—	218,017
Total Investments	$218,017	$5,849,864	$—	$6,067,881

During the three-month period ended March 31, 2016, the portfolio recognized no transfers between fair value levels or level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
Government Agency	$700,000	$—	$—	$700,000
Treasury	580,100			580,100
Other	195,000	—	200,000	395,000
Total Borrowings	$1,475,100	$—	$200,000	$1,675,100

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: May 24, 2016

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: May 24, 2016